Note 22 - Share Purchase and Merger Agreements	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Share Purchase Agreement [Text Block]
NOTE
2
2
– SHARE PURCHASE
AND MERGER
AGREEMENT
S

On
July 31, 2018,
the Company entered into a Share Purchase Agreement with AstralENERGY Solar Manufacturing Corporation, LTD. (“AstralENERGY”) to acquire
70%
of the outstanding common stock of AstralENERGY. The Company will issue an aggregate
2,500,000
shares of common stock of the Company as consideration for the acquisition. AstralENERGY is a manufacturer of architecturally designed solar panels for residential and commercial solar production and has also developed integrated multi-function LED street lighting systems. Consummation of the acquisition is subject to the completion of certain conditions specified in the agreement. As of
April 14, 2020,
this transaction has
not
closed.

On
June 21, 2019,
the Company entered into a Merger Agreement (the “Merger Agreement”) with Caduceus Software Systems Corp. (“CSOC”), Caduceus Merger Sub, Inc., a Wyoming corporation and a wholly owned subsidiary of CSOC (the “Merger Sub”).  Pursuant to the Merger Agreement, the Company, the Merger Sub and CSOC agreed to effect a merger transaction, pursuant to which the Company will merge with and into the Merger Sub, with the Company surviving and being a wholly owned subsidiary of CSOC (the “Merger”). Pursuant to the Merger Agreement, the Company had the unilateral right to terminate the Merger Agreement in the event that the Company’s due diligence review of CSOC and Merger Sub was unsatisfactory to the Company in its sole discretion. Following a careful due diligence review of CSOC and Merger Sub, the Board of the Company decided that such due diligence review was unsatisfactory, and therefore the Company terminated the Merger Agreement as of
November 27, 2019.
There were
no
termination penalties incurred or payable by the Company in connection with the termination.